Inventories - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Raw Materials and Semi-finished Products in Inventories
Disclosure of Classes of Inventories [Line Items]
Advance paid to suppliers	€ 37,108	€ 25,000